Investment Objectives and Goals - BlackRock Daily Reinvestment Stablecoin Reserve Vehicle	Jul. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock Daily Reinvestment Stablecoin Reserve Vehicle (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.